EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-May-20	15-May-20	15-Jun-20
To	31-May-20	15-Jun-20
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$166,187,500.00
Required Overcollateralization Increase - MPR < 35%	$33,187,500.00
Required Overcollateralization Increase - MPR < 30%	$38,687,500.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	863,062,500.00

Required Participation Amount	$863,062,500.00
Excess Receivables	$207,277,622.57
Excess Funding Account	$132,381,279.50

Total Collateral	1,202,721,402.07
Collateral as Percent of Notes	96.22%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$4,868,971,164.06
Total Principal Collections	($1,212,779,893.89)
Investment in New Receivables	$628,854,695.91
Receivables Added for Additional Accounts	$0.00
Repurchases	($16,455,136.25)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($626,455,274.96)
Less Servicing Adjustment	($3,758,157.49)

Ending Balance	$3,638,377,397.38

SAP for Next Period	29.42%

Average Receivable Balance	$3,975,947,287.70
Monthly Payment Rate	30.50%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$6,919,787.42
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$6,919,787.42

Series Allocation Percentage at Month-End	29.42%
Floating Allocation Percentage at Month-End	77.30%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	416,666,666.67
Payout	—
Additions	208,333,333.33

Ending Balance	625,000,000.00

Distributions to Investors
Days	31
LIBOR	0.183630%
Applicable Margin	0.320000%

	0.503630%

	Actual	Per $1000
Interest	542,101.74	0.43
Principal	—	—

		0.43
Total Due Investors	542,101.74
Servicing Fee	986,288.98

Excess Cash Flow	45,244.55

Reserve Account
Required Balance	$23,735,625.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$23,735,625.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.71%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	14.80%

*Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.